Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Class A Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	750,000,000	750,000,000
Common stock, share issued (in Shares)	13,975,000	25,000,000
Common stock, shares outstanding (in Shares)	13,975,000	25,000,000
Class B Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	110,000,000	110,000,000
Common stock, share issued (in Shares)	13,025,000	0
Common stock, shares outstanding (in Shares)	13,025,000	0